Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and equivalents		$ 17,068,272	$ 17,684,018
Restricted cash		6,475,274	14,740,676
Short-term investment		5,294,952	3,247,349
Restricted investment		10,794,296	1,741,423
Accounts receivable, net		278
Inventory		1,231,335
Other receivables and prepaid expenses		1,073,244	133,705
Other receivables - related party			346,114
Total current assets		41,937,651	37,893,285
PROPERTY AND EQUIPMENT, NET		8,647,932	9,171,106
OTHER ASSETS
Prepaid expenses - non current			108,320
Right-of-use assets			11,477
Cost method investments		903,518	917,002
Intangible assets, net		1,546,565	529,645
Total other assets		2,450,083	1,566,444
Total assets		53,035,666	48,630,835
CURRENT LIABILITIES
Accounts payable		2,417,587	2,566,655
Accounts payable - related parties		502	27,885
Deferred revenue		78,427	181,930
Other payables and accrued liabilities (included related party payable of $0 and $400 as of December 31, 2024 and 2023, respectively)		616,340	276,414
Taxes payable		13,498	16,825
Lease liability - current			11,477
Total current liabilities		3,126,354	3,081,186
Total liabilities		3,126,354	3,081,186
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Preferred shares, $0.00005 par value, 100,000,000 shares authorized, no shares issued and outstanding as of December 31, 2024 and 2023, respectively
Ordinary shares, $0.00025 par value, 180,000,000 shares authorized, 20,491,340 and 6,191,340 shares issued, 18,569,340 and 4,269,340 shares outstanding as of December 31, 2024 and 2023, respectively*	[1]	5,118	1,543
Treasury shares, at cost, 1,922,000 shares issued as of December 31, 2024 and 2023, respectively		(481)	(481)
Additional paid-in capital		29,712,151	22,442,726
Statutory reserves		155,313	153,037
Retained earnings		22,252,747	24,688,559
Accumulated other comprehensive loss		(2,215,536)	(1,735,735)
Total shareholders’ equity		49,909,312	45,549,649
Total liabilities and shareholders’ equity		$ 53,035,666	$ 48,630,835

[1]	Shares and per share data are presented on a retroactive basis to reflect the share consolidation effected on October 10, 2023.